Inventories - Additional Information (Details) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2019 USD ($) Segment	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Inventories [Abstract]
Inventory write-down			$ 4.1	$ 13.5	$ 3.3
Inventory write down, percentage related to specified aged inventory (percent)			66.67%	50.00%
Reversal of inventory write-down	$ 5.8	$ 4.6
Number of segments with inventory write-downs | Segment	2
Deposits from customers	$ 121.9	$ 57.9	$ 121.9	$ 57.9